Leases (Tables)	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Disclosure of Composition and Reconciliation of Right-of-Use Assets
Right-of-use assets recognized within property, plant and equipment are comprised of the following:

(EUR thousand)	As of March 31
Right-of-use assets	2025	2024
Offices	13,817	11,397
Refund points	14,133	3,434
IT contracts	2,560	4,355
Others	4,570	4,802
Total right-of-use assets	35,080	23,988
ovements during the periods were as follows:

(EUR thousand)	For the financial year ended March 31
Movement of right-of-use assets	2025	2024
Opening balance as of April 1	23,988	16,856
New contracts	23,327	17,081
Modifications	2,992	194
Depreciation	(15,055)	(10,317)
Exchange differences	(172)	174
Closing balance as of March 31	35,080	23,988

Disclosure of Composition and Reconciliation of Lease Liabilities
Lease liabilities recognized within other financial liabilities are the following:

(EUR thousand)		As of March 31
Lease liabilities	Notes	2025	2024
Current	31	12,083	8,802
Non-current	27	23,424	14,774
Total lease liabilities		35,507	23,576
Movements of lease liabilities during the periods were as follows:

(EUR thousand)	For the financial year ended March 31
Movement of lease liabilities	2025	2024
Opening balance as of April 1	23,576	17,227
New contracts	23,634	17,081
Modifications	1,979	243
Accrued interest expense	1,777	967
Cash outflow - principal elements	(13,636)	(10,711)
Cash outflow - interest	(1,760)	(967)
Exchange differences	(63)	(264)
Closing balance as of March 31	35,507	23,576

Disclosure of Maturity Analysis of Operating Lease Payments
The contractual duration of the lease liabilities is the following:

(EUR thousand)	As of March 31
Contractual maturities of lease liabilities	2025	2024
Less than 2 years	8,905	18,009
Between 2 and 5 years	17,366	8,345
More than 5 years	569	941
Total	26,840	27,295

Disclosure of Amounts Recognized in the Income Statement Related to Leases	mounts recognized in the income statement are as follows:

(EUR thousand)	For the financial year ended March 31
Depreciation charge of right-of-use assets	2025	2024	2023
Offices	4,079	3,616	3,891
Refund points	5,923	2,988	3,762
IT contracts	3,185	2,110	2,019
Others	1,868	1,603	1,160
Total depreciation charge of right-of-use assets	15,055	10,317	10,832

(EUR thousand)	For the financial year ended March 31
Other lease-related expenses	2025	2024	2023
Expenses relating to short-term leases, other than refund points in airports	50	100	718
Expenses relating to leases of low-value assets that are not short-term leases	28	18	63
Expenses relating to variable lease payments not included in lease liabilities	1,226	1,107	3,235
Total other lease-related expenses	1,304	1,225	4,016